UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seawolf Capital, L.L.C.
Address: 400 Madison Avenue, 17th Floor, New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Fasano
Title:  Chief Compliance Officer
Phone:  212-409-5340

Signature, Place, and Date of Signing:

  /s/ Ed Fasano                 New York, NY                 May 3, 2013
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        42
Form 13F Information Table Value Total:                  $268,777
                                                      (thousands)


List of Other Included Managers: NONE

                                 TITLE                      VALUE       SHARES/  SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN CALL  DISCRETION   MANAGERS SOLE   SHARED  NONE
AERCAP HOLDINGS NV               SHS          N00985106      10,588     685,824  SH        SOLE                   685,824   0    0
AMERICAN INTERNATIONAL GROUP     COM          026874784       8,778     225,900  SH        SOLE                   225,900   0    0
ASSURED GUARANTY LTD             COM          G0585R106      10,691     518,900  SH        SOLE                   518,900   0    0
AXIS CAPITAL HOLDINGS LTD        SHS          G0692U109       6,934     166,693  SH        SOLE                   166,693   0    0
BROWN & BROWN INC                COM          115236101       5,704     177,500  SH        SOLE                   177,500   0    0
CAI INTERNATIONAL INC            COM          12477X106       5,362     186,545  SH        SOLE                   186,545   0    0
CAMPUS CREST COMMUNITIES INC     COM          13466Y105       5,158     370,100  SH        SOLE                   370,100   0    0
CHIMERA INVESTMENT CORP          COM          16934Q109       3,586   1,122,057  SH        SOLE                 1,122,057   0    0
CIT GROUP INC                    COM NEW      125581801       5,123     118,000  SH        SOLE                   118,000   0    0
DISCOVER FINANCIAL SERVICES      COM          254709108      14,072     313,800  SH        SOLE                   313,800   0    0
FBR & CO                         COM          30247C400         410      22,008  SH        SOLE                    22,008   0    0
FIFTH THIRD BANCORP              COM          316773100       5,670     346,700  SH        SOLE                   346,700   0    0
FIRST NIAGARA FINANCIAL GRP      COM          33582V108         581      64,479  SH        SOLE                    64,479   0    0
FLAGSTAR BANCORP INC             COM          337930705       7,583     544,275  SH        SOLE                   544,275   0    0
GENWORTH FINANCIAL INC-CL A      COM CL A     37247D106       7,207     721,175  SH        SOLE                   721,175   0    0
GLOBAL CASH ACCESS HOLDINGS      COM          378967103       3,689     521,497  SH        SOLE                   521,497   0    0
GOLDMAN SACHS GROUP INC          COM          38141G104       3,484      23,700  SH        SOLE                    23,700   0    0
HERSHA HOSPITALITY TRUST         SH BEN INT A 427825104       3,621     618,859  SH        SOLE                   618,859   0    0
HOME LOAN SERVICING SOLUTION     ORD SHS      G6648D109       5,397     230,633  SH        SOLE                   230,633   0    0
INVESTORS BANCORP INC            COM          46146P102       3,621     192,100  SH        SOLE                   192,100   0    0
KENNEDY-WILSON HOLDINGS INC      COM          489398107      17,249   1,111,872  SH        SOLE                 1,111,872   0    0
LENNAR CORP-A                    CL A         526057104       3,450      83,100  SH        SOLE                    83,100   0    0
LINCOLN NATIONAL CORP            COM          534187109       3,279     100,849  SH        SOLE                   100,849   0    0
MEADOWBROOK INSURANCE GROUP      COM          58319P108       2,391     338,600  SH        SOLE                   338,600   0    0
METLIFE INC                      COM          59156R108      13,526     355,700  SH        SOLE                   355,700   0    0
NELNET INC-CL A                  CL A         64031N108       9,461     279,797  SH        SOLE                   279,797   0    0
NET 1 UEPS TECHNOLOGIES INC      COM NEW      64107N206       7,173     967,813  SH        SOLE                   967,813   0    0
NEW MOUNTAIN FINANCE CORP        COM          647551100       5,431     370,500  SH        SOLE                   370,500   0    0
NEWCASTLE INVESTMENT CORP        COM          65105M108       7,036     629,100  SH        SOLE                   629,100   0    0
OCWEN FINANCIAL CORP             COM          675746309       3,552      93,700  SH        SOLE                    93,700   0    0
ORIENTAL FINANCIAL GROUP         COM          68618W100       3,928     253,271  SH        SOLE                   253,271   0    0
PHH CORP                         COM NEW      693320202      10,247     467,279  SH        SOLE                   467,279   0    0
RADIAN GROUP INC                 COM          750236101      10,759   1,003,790  SH        SOLE                 1,003,790   0    0
REGIONS FINANCIAL CORP           COM          7591EP100       4,338     530,367  SH        SOLE                   530,367   0    0
REINSURANCE GROUP OF AMERICA     COM NEW      759351604       5,294      88,600  SH        SOLE                    88,600   0    0
SCIENTIFIC GAMES CORP-A          CL A         80874P109       3,586     410,700  SH        SOLE                   410,700   0    0
SUMMIT HOTEL PROPERTIES INC      COM          866082100       5,431     519,300  SH        SOLE                   519,300   0    0
TAL INTERNATIONAL GROUP INC      COM          874083108       4,099      90,700  SH        SOLE                    90,700   0    0
TOWER GROUP INTERNATIONAL LT     COM          891777104       5,226     284,125  SH        SOLE                   284,125   0    0
VALIDUS HOLDINGS LTD             COM SHS      G9319H102       6,729     180,500  SH        SOLE                   180,500   0    0
WALKER & DUNLOP INC              COM          93148P102      12,433     692,278  SH        SOLE                   692,278   0    0
XL GROUP PLC                     SHS          G98290102       6,900     228,123  SH        SOLE                   228,123   0    0